CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Income Statement [Abstract]
Revenue (Note 14)	$ 107,299	$ 15,349	$ 169,381	$ 37,558	$ 222,610	$ 433,287
Cost of Goods Sold	58,106	2,690	65,959	4,848	22,893	25,185
Gross profit	49,193	12,659	103,422	32,710	199,717	408,102
Expenses
Accounting and audit	7,493	17,495	26,529	27,067	77,388	85,553
Depreciation and amortization (Note 9, 10)	28,282	10,086	55,794	11,689	60,550	2,307
Advertising and promotions	34,717	113,229	80,985	285,142	515,360	489,058
Bad Debt					75,000
Consulting (Notes 12, 13, 15)	521,228	603,427	1,005,024	846,418	1,444,735	5,332,398
Investor relation	3,762		21,277		203,893	188
Legal and professional	88,002	257,381	140,357	354,033	670,863	289,062
Office and miscellaneous	65,100	52,258	139,127	125,160	297,209	217,655
Research and development	186,557	66,083	294,020	163,056	555,730	492,864
Travel	21,759	20,293	43,612	39,499	100,587	99,236
Wages and salaries	90,768	25,627	178,361	25,627	333,199
Gain on disposal of assets						(3,998)
Unrealized Loss on marketable securities (Note 19)	(983)	(109)	40,591	9,521	16,434
Inventory writeoff (Note 8)					7,182	12,966
Total Operating Expenses	1,046,685	1,165,770	2,025,677	1,887,212	4,358,130	7,017,289
Net loss and comprehensive loss for the period	(997,492)	(1,153,111)	(1,922,255)	(1,854,502)	(4,158,413)	(6,609,187)
Net loss and comprehensive loss attributable to:
Common shareholders	(950,344)	(1,147,976)	(1,857,657)	(1,849,367)	(4,099,420)	(6,598,843)
Non-controlling interest	$ (47,148)	$ (5,135)	$ (64,598)	$ (5,135)	$ (58,993)	$ (10,344)
Basic and diluted loss per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.09)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	79,890,378	77,101,038	79,890,378	76,079,651	77,792,263	70,960,416